Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	Note 6. Inventories Inventories consisted of the following:

	December 31,
	2025	2024
	(U.S. $ in thousands)
Finished goods	$74,573	$90,702
Work-in-process	4,125	7,491
Raw materials	66,540	81,616
	$145,238	$179,809